Other Income and Expenses, Net	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Income and Expenses, Net
17.	OTHER INCOME AND EXPENSES, NET

Other income and expenses, net consisted of the following:

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Research and development funding	144	231	57
Phase-out and start-up costs	(5)	(16)	(4)
Exchange gain, net	2	4	8
Patent costs, net of reversal of unused provisions	3	(28)	(40)
Gain on sale of businesses and non-current assets	18	24	83
Other, net	2	(8)	(9)

Total	164	207	95

The Company receives significant public funding from governmental agencies in several jurisdictions. Public funding for research and development is recognized ratably as the related costs are incurred once the agreement with the respective governmental agency has been signed and all applicable conditions have been met.

Phase-out costs are costs incurred during the closing stage of a Company’s manufacturing facility. They are treated in the same manner as start-up costs. Start-up costs represent costs incurred in the start-up and testing of the Company’s new manufacturing facilities, before reaching the earlier of a minimum level of production or six months after the fabrication line’s quality certification.

Exchange gains and losses, net represent the portion of exchange rate changes on transactions denominated in currencies other than an entity’s functional currency and the changes in fair value of trading derivative instruments which are not designated as hedge and which have a cash flow effect related to operating transactions, as described in Note 23.

Patent costs include legal and attorney fees and payment for claims, patent pre-litigation consultancy and legal fees. They are reported net of settlements, if any, which primarily include reimbursements of prior patent litigation costs.

Gain on sale of businesses and non-current assets is mostly related to the sale of non-strategic assets, as described in Note 9. Gain on sale of businesses and non-current assets for the year 2014 was mainly related to the sale of the Smart Connectivity Business (Display Port products) while in 2013 it was mainly related to the sale of the Global Navigation System (GNSS) and the Portland Compiler Group (PGI).